UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21439

Fidelity Rutland Square Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Stuart Fross, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

PAS International Fund of FundsSM

Managed exclusively for clients of Strategic Advisers, Inc.
- not available for sale to the general public

November 30, 2006

Strategic Advisers, Inc.

A Fidelity Investments Company

1.841648.100

FOI-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Foreign Large Blend Funds - 30.0%
GE Institutional International Equity Fund Service Class	391,693	$ 6,357,182
Henderson International Opportunities Fund Class A	484,563	11,653,736
Julius Baer International Equity Fund II Class A	290,580	4,265,714
MFS Research International Fund Class A	933,005	19,415,841
SSgA International Stock Selection Fund Institutional Class	2,277,013	30,102,115
Thornburg International Value Fund Class A	7,548	207,483
TOTAL FOREIGN LARGE BLEND FUNDS		72,002,071
Foreign Large Growth Funds - 11.4%
AIM International Growth Fund Class A	457,480	13,257,769
William Blair International Growth Fund Class N	468,391	13,986,169
TOTAL FOREIGN LARGE GROWTH FUNDS		27,243,938
Foreign Large Value Funds - 50.2%
Causeway International Value Fund Investor Class	1,696,234	34,077,332
Goldman Sachs Structured International Equity Fund Class A	2,602,670	39,508,527
Harbor International Fund Investor Class	169,958	10,503,391
MFS International Value Fund, Class A	141,444	4,541,764
Morgan Stanley Insitutional Fund, Inc. - International Equity Portfolio Class B	1,318,536	31,829,465
TOTAL FOREIGN LARGE VALUE FUNDS		120,460,479
Other - 8.4%
BlackRock Pacific Fund, Inc. Class A	340,908	9,640,880
GMO Emerging Countries Fund Class M	304,622	5,976,686
Matthews Pacific Tiger Fund	9,623	226,524
MFS International New Discovery Fund, Class A	38	1,096
Morgan Stanley Institutional Fund, Inc. - International Real Estate Portfolio Class B	129,499	4,395,203
Neuberger Berman International Fund Trust Class	299	8,564
TOTAL OTHER		20,248,953
TOTAL EQUITY FUNDS (Cost $218,788,678)		239,955,441
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $218,788,678)		$ 239,955,441
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $218,788,735. Net unrealized appreciation aggregated $21,166,706, of which $21,181,138 related to appreciated investment securities and $14,432 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

PAS Small Cap Fund of FundsSM

Managed exclusively for clients of Strategic Advisers, Inc.
- not available for sale to the general public

November 30, 2006

Strategic Advisers, Inc.

A Fidelity Investments Company

1.824279.101

FOF-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Small Blend Funds - 39.9%
AIM Trimark Small Companies Fund Class A	452,679	$ 7,256,443
CRM Small Cap Value Fund Investor Class	1,025	29,918
Hennessy Cornerstone Growth II Fund	177,380	5,314,292
ICM Small Co. Portfolio Institutional Class	757	32,592
Keeley Small Cap Value Fund Inc.	547,284	14,344,310
Laudus Rosenberg U.S. Discovery Fund Investor Class	777,707	14,963,091
Managers Special Equity Fund Managers Class	278	26,768
Neuberger Berman Genesis Fund Trust Class	568	29,864
Oppenheimer Main Street Small Cap Fund Class A	1,357,943	32,033,874
Perritt MicroCap Opportunities Fund	391,360	11,826,889
RS Partners Fund	554,449	20,303,920
ProFunds Ultra Small Cap Fund Investor Class	178,068	5,705,304
TOTAL SMALL BLEND FUNDS		111,867,265
Small Growth Funds - 44.2%
Baron Small Cap Fund	514,370	11,635,042
BlackRock Funds Small Cap Growth Equity Fund Investor Class A (a)	1,029,411	19,898,520
Buffalo Small Cap Fund	655,691	18,910,132
Champlain Small Company Fund Advisor Class	139,733	1,731,293
Franklin Small Cap Growth Fund II Class A	2,549	34,540
Harbor Small Cap Growth Fund Investor Class	680,004	9,445,257
Munder Micro-Cap Equity Fund Class A	144,316	6,595,264
Oberwies Emerging Growth Fund	212,517	5,695,455
Old Mutual Copper Rock Emerging Growth Portfolio Class A (a)	181,140	2,097,600
Old Mutual Emerging Growth Fund Class Z	336,697	5,084,132
Royce Value Plus Fund Service Class	620,199	8,868,839
RS Emerging Growth Fund (a)	3,661	128,928
RS Smaller Co. Growth Fund	301,815	6,573,528
Turner Small Cap Growth Fund Class I (a)	255,928	7,416,783
William Blair Small Cap Growth Fund Class N	720,173	19,804,744
TOTAL SMALL GROWTH FUNDS		123,920,057

	Shares	Value
Small Value Funds - 3.6%
American Beacon Small Cap Value Fund PlanAhead Class	1,189	$ 27,070
HighMark Small Cap Value Fund Class A	391,738	7,709,403
Perritt Emerging Opportunities Fund	180,842	2,490,200
TOTAL SMALL VALUE FUNDS		10,226,673
Other - 12.3%
FBR Small Cap Financial Fund	202,754	6,646,276
Hennessy Cornerstone Growth Fund	400,210	7,395,874
The Information Age Fund Class A	131,242	2,317,738
Westport Select Cap Fund Class R	673,055	17,970,574
TOTAL OTHER		34,330,462
TOTAL EQUITY FUNDS (Cost $267,447,122)		280,344,457
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $267,447,122)		$ 280,344,457
Legend
(a) Non-income producing
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $267,450,345. Net unrealized appreciation aggregated $12,894,112, of which $16,334,551 related to appreciated investment securities and $3,440,439 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	January 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	January 16, 2007
By:	/s/Kathleen A. Tucker
Kathleen A. Tucker
Chief Financial Officer

Date:	January 16, 2007